UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Basix Capital, LLC
Address:	One Montgomery Street, Suite 3300
		San Francisco, CA  94104

Form 13F File Number:	28-11285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Matthew P. Spotswood
Title:	Manager
Phone:	415-248-1021

Signature, Place and Date of Signing:


/s/ Matthew P. Spotswood
Matthew P. Spotswood,        San Francisco, CA         November 11, 2005
		[Signature]		[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		33

Form 13F Information Table Value Total:		101,011 (x 1000)


List of Other Included Managers:

NONE

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

NAME OF ISSUER             TITLE OF			CUSIP		    VALUE	    SHARES	  INV.    OTHER      VOTING AUTH
                           CLASS    				    X1000			  DISC    MGR            SOLE

ABM INDUSTRIES INC           Common Stock     000957100         3,979       191,200    N       SOLE           191,200
ACXIOM CORP                  Common Stock     005125109         2,218       118,500    N       SOLE           118,500
ADTRAN INC                   Common Stock     00738A106         3,462       109,900    N       SOLE           109,900
AAR CORP -W/RTS TO PUR C/S   Common Stock     000361105         3,108       180,900    N       SOLE           180,900
AIRGAS INC                   Common Stock     009363102         2,279        76,900    N       SOLE            76,900
AVIALL INC NEW               Common Stock     05366B102         1,520        45,000    N       SOLE            45,000
CROWN HOLDINGS INC           Common Stock     228368106         4,092       256,700    N       SOLE           256,700
CELANESE CORPORATION         Common Stock     150870103         3,983       230,900    N       SOLE           230,900
COGNOS INC                   Common Stock     19244C109         3,072        78,900    N       SOLE            78,900
COMPUWARE CORP               Common Stock     205638109         3,670       386,300    N       SOLE           386,300
CYMER INC                    Common Stock     232572107         3,928       125,400    N       SOLE           125,400
DICKS SPORTING GOODS INC     Common Stock     253393102         2,352        78,100    N       SOLE            78,100
DOLLAR TREE STORES INC       Common Stock     256747106         2,488       114,900    N       SOLE           114,900
DENDRITE INTERNATIONAL INC   Common Stock     248239105         3,288       164,000    N       SOLE           164,000
DIAMONDCLUSTER INTL INC      Common Stock     25278P106         2,312       305,000    N       SOLE           305,000
EGL INC                      Common Stock     268484102         4,176       153,800    N       SOLE           153,800
ELECTRONICS FOR IMAGING INC  Common Stock     286082102         4,453       194,100    N       SOLE           194,100
ESTERLINE TECHNOLOGIES CORP  Common Stock     297425100         4,111       108,500    N       SOLE           108,500
GLOBAL POWER EQUIPT GROUP    Common Stock     37941P108         2,156       302,400    N       SOLE           302,400
GRANITE CONSTRUCTION INC     Common Stock     387328107         3,304        86,400    N       SOLE            86,400
JACOBS ENGINEERING GROUP INC Common Stock     469814107         3,424        50,800    N       SOLE            50,800
LITTLEFUSE INC               Common Stock     537008104         2,501        88,900    N       SOLE            88,900
PER-SE TECHNOLOGIES INC      Common Stock     713569309         3,766       182,300    N       SOLE           182,300
RURAL METRO CORP             Common Stock     781748108         2,001       226,100    N       SOLE           226,100
SEMTECH                      Common Stock     816850101         3,558       216,000    N       SOLE           216,000
STERICYCLE INC               Common Stock     858912108         3,075        53,800    N       SOLE            53,800
TEKTRONIX INC                Common Stock     879131100         3,106       123,100    N       SOLE           123,100
TEREX CORP NEW               Common Stock     880779103         2,383        48,200    N       SOLE            48,200
TALBOTS INC                  Common Stock     874161102         2,711        90,600    N       SOLE            90,600
TOO INC                      Common Stock     890333107         1,544        56,300    N       SOLE            56,300
UTI WORLDWIDE INC            Common Stock     G87210103         3,768        48,500    N       SOLE            48,500
VARIAN SEMICONDUCTOR EQUIPT  Common Stock     922207105         2,330        55,000    N       SOLE            55,000
WARNACO GROUP INC            Common Stock     934390402         2,897       132,200    N       SOLE           132,200




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